NORTHERN LIGHTS VARIABLE TRUST

May 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-	JNF Dynasty Liquid Alternatives Portfolio
JNF SSGA Sector Rotation Portfolio JNF SSGA Tactical Allocation Portfolio JNF SSGA Retirement Income Portfolio
Probabilities VIT Fund

Post Effective Amendments Nos. 138, 139, and 140 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of JNF Dynasty Liquid Alternatives Portfolio, JNF SSGA Sector Rotation Portfolio, JNF SSGA Tactical Allocation Portfolio, JNF SSGA Retirement Income Portfolio, and Probabilities VIT Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
JNF Dynasty Liquid Alternatives Portfolio	138	0001580642-15-001903	April 29, 2015
JNF SSGA Sector Rotation Portfolio JNF SSGA Tactical Allocation Portfolio JNF SSGA Retirement Income Portfolio	139	0001580642-15-001932	April 30, 2015
Probabilities VIT Fund	141	0001580642-15-001935	April 30, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary